Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Share capital [member]	Share premium [member]	Retained earnings [member]	Other reserves [member]	Total [member]	Non- controlling interests [member]
Equity at end of period, as adjusted | IFRS 15 adjustments [member]	£ (4)			£ (4)		£ (4)
Equity at end of period, as adjusted | IFRS 9 adjustments [member]	(11)			277	£ (288)	(11)
Equity at end of period, as adjusted	3,474	£ 1,343	£ 3,019	(6,204)	1,759	(83)	£ 3,557
Equity at beginning of period at Dec. 31, 2017	3,489	1,343	3,019	(6,477)	2,047	(68)	3,557
Profit after taxation for the year	4,046			3,623		3,623	423
Other comprehensive (expense)/income for the year	254			124	131	255	(1)
Total comprehensive income for the year	4,300			3,747	131	3,878	422
Distributions to non-controlling interests	(570)						(570)
Contribution from non-controlling interests	21						21
Derecognition of non-controlling interests in Consumer Healthcare Joint Venture	(62)			4,056		4,056	(4,118)
Dividends to shareholders	(3,927)			(3,927)		(3,927)
Realised profits (losses) on disposal of equity investments				56	(56)
Share of associates and joint ventures realised profits on disposal of equity investments				38	(38)
Shares issued	74	2	72			74
Write-down of shares held by ESOP Trusts				(265)	265
Share-based incentive plans	360			360		360
Tax on share-based incentive plans	2			2		2
Adjustment to non-controlling interest				(579)		(579)	579
Equity at end of period (Previously stated [member]) at Dec. 31, 2018	3,672	1,345	3,091	(2,137)	2,061	4,360	(688)
Equity at end of period at Dec. 31, 2018	3,672	1,345	3,091	(2,716)	2,061	3,781	(109)
Equity at end of period, as adjusted | IFRS 16 adjustments [member]	(93)			(93)		(93)
Equity at end of period, as adjusted	3,579	1,345	3,091	(2,809)	2,061	3,688	(109)
Profit after taxation for the year	5,268			4,645		4,645	623
Other comprehensive (expense)/income for the year	(1,567)			(1,766)	274	(1,492)	(75)
Total comprehensive income for the year	3,701			2,879	274	3,153	548
Distributions to non-controlling interests	(364)						(364)
Changes in non-controllinginterests	(10)						(10)
Dividends to shareholders	(3,953)			(3,953)		(3,953)
Recognition of interest in Consumer Healthcare JV	14,969			8,082		8,082	6,887
Realised profits (losses) on disposal of equity investments				(4)	4
Shares issued	51	1	50			51
Shares acquired by ESOP Trusts			33	295	(328)
Write-down of shares held by ESOP Trusts				(344)	344
Share-based incentive plans	365			365		365
Tax on share-based incentive plans	19			19		19
Equity at end of period at Dec. 31, 2019	18,357	1,346	3,174	4,530	2,355	11,405	6,952
Profit after taxation for the year	6,388			5,749		5,749	639
Other comprehensive (expense)/income for the year	970			(133)	1,137	1,004	(34)
Total comprehensive income for the year	7,358			5,616	1,137	6,753	605
Distributions to non-controlling interests	(1,208)						(1,208)
Contribution from non-controlling interests						3	3
Changes in non-controllinginterests	(131)						(131)
Dividends to shareholders	(3,977)			(3,977)		(3,977)
Realised profits (losses) on disposal of equity investments				163	(163)
Share of associates and joint ventures realised profits on disposal of equity investments				44	(44)
Shares issued	29		29			29
Shares acquired by ESOP Trusts			78	531	(609)
Write-down of shares held by ESOP Trusts				(529)	529
Share-based incentive plans	381			381		381
Tax on share-based incentive plans	(4)			(4)		(4)
Equity at end of period at Dec. 31, 2020	£ 20,808	£ 1,346	£ 3,281	£ 6,755	£ 3,205	£ 14,587	£ 6,221